Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Assets
Cash	$ 777	$ 18,372	$ 334,650
Prepaid and other assets		4,855
Current assets:
Total current assets	777	23,227	334,650
Investment in Radiant Images, Inc.	1,034,800	920,800
Equipment, Net	2,542	3,145
Investment in joint venture			150,000
Total assets	1,038,119	947,172	484,650
Current liabilities:
Accounts payable and accrued liabilities	55,295	86,664	12,800
Notes payable, related party	200,000	400,000
Total current liabilities	255,295	486,664	12,800
Total liabilities	255,295	486,664	12,800
Contingencies (note 10)
Stockholder's Equity:
Preferred stock, $0.0001 par value, 50,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.0001 par value, 400,000,000 shares authorized, 11,512,449 and 9,897,116 shares issued and outstanding as of September 30, 2019 and June 30, 2019	1,151	990	889
Additional paid-in capital	2,789,730	2,198,891	655,836
Stock subscriptions receivable	(2,787)		(142,500)
Stock subscription received	213,000	170,000
Accumulated deficit	(2,218,270)	(1,909,373)	(42,375)
Total stockholders' equity	782,824	460,508	471,850
Total liabilities and Stockholders' Equity	$ 1,038,119	$ 947,172	$ 484,650